Intangible assets, net - Estimated aggregate amortization expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Intangible assets, net
2025	$ 1,770
2026	1,758
2027	1,156
2028	979
2029 and thereafter	$ 2,647